Other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Other Deposits and Receivables	₨ 1,831,937		₨ 1,108,532
Other non-current assets	1,831,937	$ 26,484	1,108,532
Noncurrent Financial Assets [Member]
Other non-current assets	₨ 347,189		₨ 360,378